Note D - Loans and Allowance for Loan Losses - Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans receivable	$ 734,901	$ 585,752
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	214,007	169,312
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	77,605	73,458
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	90,532	72,002
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	45,870	23,852
Commercial and Industrial Portfolio Segment [Member]
Loans receivable	100,589	81,936
Commercial Portfolio Segment [Member]
Loans receivable	314,596	251,248
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	66,495	62,287
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	83,103	61,577
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	45,325	23,080
Pass [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	94,091	70,852
Pass [Member] | Commercial Portfolio Segment [Member]
Loans receivable	289,014	217,796
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	428	6,738
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	2,364	6,305
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable
Criticized [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	188	5,232
Criticized [Member] | Commercial Portfolio Segment [Member]
Loans receivable	2,980	18,275
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	10,682	4,433
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	5,065	4,120
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	545	772
Classified [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	6,310	5,852
Classified [Member] | Commercial Portfolio Segment [Member]
Loans receivable	$ 22,602	$ 15,177